Business and Organization	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
Business and Organization
Hi-Crush Partners LP (together with its subsidiaries, the “Partnership”, "we", "us" or "our") is a Delaware limited partnership formed on May 8, 2012. In connection with its formation, the Partnership issued a non-economic general partner interest to Hi-Crush GP LLC (the “General Partner”), and a 100% limited partner interest to Hi-Crush Proppants LLC (the “sponsor”), its organizational limited partner. The Partnership is an integrated producer, transporter, marketer and distributor of high-quality monocrystalline sand, a specialized mineral that is used as a proppant to enhance the recovery rates of hydrocarbons from oil and natural gas wells. Our reserves, which are located in Wisconsin, consist of "Northern White" sand, a resource that exists predominately in Wisconsin and limited portions of the upper Midwest region of the United States. The Partnership owns and operates a portfolio of sand facilities with on-site wet and dry plant assets, including direct access to major U.S. railroads for distribution to in-basin terminals. We own and operate a network of strategically located terminals and an integrated distribution system throughout North America, including our PropStreamTM integrated logistics solution, which delivers proppant into the blender at the well site.
On January 31, 2013, the Partnership entered into an agreement with the sponsor to acquire a preferred interest in Hi-Crush Augusta LLC ("Augusta"), the entity that owned the sponsor’s Augusta raw frac sand processing facility, for $37,500 in cash and 3,750,000 newly issued convertible Class B units in the Partnership (See Augusta Contribution below). Subsequently on August 15, 2014, our sponsor, who was the sole owner of our Class B units, elected to convert all of the 3,750,000 Class B units into common units on a one-for-one basis. The 3,750,000 converted common units were sold to the public on August 15, 2014.
On June 10, 2013, the Partnership acquired an independent frac sand supplier, D & I Silica, LLC (“D&I”), transforming the Partnership into an integrated Northern White frac sand producer, transporter, marketer and distributor. Founded in 2006, D&I was the largest independent frac sand supplier to the oil and gas industry drilling in the Marcellus and Utica shales.
On April 8, 2014, the Partnership entered into a contribution agreement with the sponsor to acquire substantially all of the remaining equity interests in the sponsor’s Augusta facility for cash consideration of $224,250 (the “Augusta Contribution”). To finance the Augusta Contribution and refinance the Partnership’s revolving credit agreement, the Partnership sold 4,325,000 newly issued common units in the Partnership and entered into a $200,000 senior secured term loan facility with certain lenders. The Augusta Contribution closed on April 28, 2014, and at closing, the Partnership’s preferred equity interest in Augusta was converted into common equity interests of Augusta. Following the Augusta Contribution, the Partnership owned 98.0% of Augusta’s common equity interests.
On August 9, 2016, the Partnership entered into a contribution agreement with the sponsor to acquire all of the outstanding membership interests in Hi-Crush Blair LLC ("Blair"), the entity that owned our sponsor's Blair facility, for $75,000 in cash, 7,053,292 of newly issued common units in the Partnership, and payment of up to $10,000 of contingent consideration (the "Blair Contribution"). The Partnership completed the acquisition of the Blair facility on August 31, 2016.
On February 23, 2017, the Partnership entered into a contribution agreement with our sponsor to acquire all of the outstanding membership interests in Hi-Crush Whitehall LLC ("Whitehall"), the entity that owned our sponsor’s Whitehall facility, the remaining 2.0% equity interest in Augusta, and all of the outstanding membership interests in PDQ Properties LLC (together, the "Other Assets"), for $140,000 in cash and up to $65,000 of contingent consideration over a two-year period (the "Whitehall Contribution"). Refer to Note 4 for additional disclosure regarding the Whitehall Contribution. The Partnership completed this acquisition on March 15, 2017.